Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.0%)
Ohio (98.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	495	526
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	130	140
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	500	503
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	5,765	5,754
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	555	576
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,600	1,661
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,750	2,855
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,185	2,268
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	250	260
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	600	646
[1]	Akron City School District COP	5.000%	8/1/2053	1,000	1,007
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/2030	535	536
	Akron OH GO	5.000%	12/1/2041	500	515
	Akron OH GO	5.000%	12/1/2042	525	540
	Akron OH GO	5.000%	12/1/2044	650	662
	Akron OH Income Tax Revenue	4.000%	12/1/2028	285	289
	Akron OH Income Tax Revenue	3.000%	12/1/2029	1,820	1,813
	Akron OH Income Tax Revenue	4.000%	12/1/2029	610	617
	Akron OH Income Tax Revenue	3.000%	12/1/2030	1,870	1,853
	Akron OH Income Tax Revenue	4.000%	12/1/2030	405	416
	Akron OH Income Tax Revenue	3.000%	12/1/2031	1,075	1,046
	Akron OH Income Tax Revenue	4.000%	12/1/2031	1,500	1,510
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	378
	Akron OH Income Tax Revenue	5.000%	12/1/2031	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/2032	1,655	1,593
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,315	1,322
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,285	1,305
	Akron OH Income Tax Revenue	4.000%	12/1/2033	120	121
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,325	1,340
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,350	2,461
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,900	1,868
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,000	1,049
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,000	924
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	9,000	9,374
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	3,875	3,503
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	8,935	7,801
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	700	700
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/2/2026	2,970	2,970
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.280%	9/3/2026	4,620	4,620
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2031	1,300	1,269
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2040	4,325	3,729
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2035	180	181
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2036	225	226
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2037	300	299
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2038	375	370
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2037	205	221
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2038	425	454
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2040	700	733
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2041	1,465	1,522
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2042	1,540	1,594
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2043	1,000	1,042
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2043	415	429
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2044	1,000	1,040
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2044	500	516
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2045	525	541
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2043	1,000	1,041
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	460	478
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2045	1,100	1,140
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2046	1,500	1,551
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2048	1,325	1,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	475	497
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	1,000	983
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2044	1,500	1,557
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	1,000	1,033
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	100	105
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,500	1,591
	Apollo Joint Vocational School District GO	5.000%	12/1/2029	1,195	1,227
	Apollo Joint Vocational School District GO	4.000%	12/1/2035	1,470	1,473
	Apollo Joint Vocational School District GO	4.000%	12/1/2036	1,000	1,001
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2041	1,790	1,728
	Athens City School District GO	4.000%	12/1/2031	400	407
	Athens City School District GO	3.250%	12/1/2048	2,000	1,517
	Avon Lake City School District GO	5.250%	12/1/2062	4,000	4,082
[3]	Bedford City School District GO	5.500%	12/1/2044	1,325	1,397
[3]	Bedford City School District GO	5.500%	12/1/2050	3,915	4,064
[3]	Bedford City School District GO	5.500%	12/1/2058	2,000	2,064
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2046	1,085	811
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2047	1,120	823
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2049	950	675
	Belpre City School District GO	6.000%	11/1/2062	2,000	2,158
[3]	Belpre City School District GO	6.000%	11/1/2062	2,420	2,611
[3,4]	Berea City School District GO	5.000%	12/1/2039	515	547
	Big Walnut Local School District GO	5.000%	12/1/2042	920	935
	Big Walnut Local School District GO	3.250%	12/1/2048	3,120	2,381
	Big Walnut Local School District GO	3.500%	12/1/2055	290	218
[5]	Blanchard Valley Port Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2046	1,020	1,015
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,110	2,153
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,000	1,994
	Bowling Green State University College & University Revenue	5.000%	6/1/2028	300	305
	Bowling Green State University College & University Revenue	5.000%	6/1/2029	435	442
	Bowling Green State University College & University Revenue	5.000%	6/1/2033	600	636
	Bowling Green State University College & University Revenue	5.000%	6/1/2037	700	729
	Bowling Green State University College & University Revenue	4.000%	6/1/2038	500	492
	Bowling Green State University College & University Revenue	4.000%	6/1/2039	270	259
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	2,000	2,009
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	1,250	1,321
[3]	Brunswick City School District GO	0.000%	12/1/2035	200	135
[3]	Brunswick City School District GO	0.000%	12/1/2036	200	127
[3]	Brunswick City School District GO	5.250%	12/1/2053	1,000	1,022
[3]	Brunswick City School District GO	5.500%	12/1/2060	2,785	2,868
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,450	2,600
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,390	4,608
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	3,065	3,190
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	2,006
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	5,375	5,368
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,030	6,836
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	34,000	29,113
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	1,010	999
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,075	1,057
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	1,215	1,169
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,000	950
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	120	121
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	270	271
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	375	375
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2035	390	387
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	400	392
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2037	210	203
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2038	215	205
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2039	230	216
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	235	217
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	245	223
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	1,300	1,058
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/2028	2,200	2,202
	Canton City School District GO	5.000%	12/1/2043	1,555	1,608
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	380	385
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,500	1,504
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	600	565
	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	270	245
[1]	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	1,590	1,461
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2031	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2032	400	402
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2033	400	402
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/2034	565	553
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/2035	670	654
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2036	445	433
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2037	1,000	958
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/2038	700	670
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2029	785	804
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2034	790	797
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2055	3,750	3,213
	Clark Shawnee Local School District GO	4.000%	11/1/2031	400	404
	Clark Shawnee Local School District GO	4.000%	11/1/2032	660	665
	Clark Shawnee Local School District GO	4.000%	11/1/2034	860	864
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2028	150	155
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2029	210	217
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2032	545	561
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2034	760	780
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/2035	925	921
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2036	1,000	1,021
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2037	595	606
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2038	825	838
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2031	530	535
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,775	1,778
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	500	500
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,200	2,167
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/2051	225	171
	Cleveland OH GO	3.000%	12/1/2031	1,500	1,469
	Cleveland OH GO	4.000%	12/1/2031	385	395
	Cleveland OH GO	3.000%	12/1/2032	1,825	1,766
	Cleveland OH GO	5.000%	12/1/2032	225	233
	Cleveland OH GO	3.000%	12/1/2033	990	949
	Cleveland OH GO	3.000%	12/1/2035	750	693
	Cleveland OH GO	3.000%	12/1/2036	795	719
	Cleveland OH GO	5.000%	12/1/2040	1,000	1,048
	Cleveland OH GO	5.000%	12/1/2041	860	898
	Cleveland OH GO	5.000%	12/1/2042	775	813
	Cleveland OH GO	5.000%	12/1/2043	250	260
	Cleveland OH GO	3.000%	12/1/2049	2,370	1,684
	Cleveland OH Income Tax Revenue	4.000%	10/1/2029	300	303
	Cleveland OH Income Tax Revenue	5.000%	10/1/2032	500	510
	Cleveland OH Income Tax Revenue	5.000%	10/1/2033	500	510
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	700	631
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	471
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	415
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	1,725	1,400
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	1,290	1,027
	Cleveland OH Income Tax Revenue	3.000%	10/1/2045	3,420	2,573
	Cleveland OH Income Tax Revenue	3.000%	10/1/2046	1,710	1,263
	Cleveland OH Income Tax Revenue	2.000%	10/1/2047	1,000	585
	Cleveland State University College & University Revenue	5.000%	6/1/2027	205	205
[3]	Cleveland State University College & University Revenue	5.000%	6/1/2040	2,000	2,077
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/2037	1,820	1,995
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,897	4,709
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2044	2,500	2,212
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2030	1,530	1,608
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2031	1,605	1,699
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2032	1,690	1,793
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2033	1,780	1,881
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	6,010	6,058
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2033	250	266
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2035	300	315
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2037	300	297
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2040	350	325
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2046	1,150	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2051	1,100	907
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	2,000	1,603
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	145	144
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/2036	1,500	1,573
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,170
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	1,825	1,797
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	670	697
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	1,175	1,121
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,650	2,593
	Columbus OH GO	5.000%	4/1/2037	3,835	4,049
	Columbus OH GO	5.000%	8/15/2042	3,000	3,185
	Columbus OH GO	5.000%	10/1/2043	1,515	1,611
	Columbus OH GO VRDO	2.250%	9/3/2026	660	660
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	2.300%	9/3/2026	600	600
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	500	526
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	500	524
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,500	4,646
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	9,700	9,942
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.375%	6/1/2043	5,000	4,651
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	5.125%	1/1/2044	3,000	3,040
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/2044	2,000	1,895
[5]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	200	197
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,000	2,003
[5]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	245	242
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2030	335	354
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2032	700	734
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2039	1,345	1,310
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	6,810	5,239
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,000	2,167
	Cuyahoga County OH GO	3.000%	12/1/2036	1,050	939
	Cuyahoga County OH GO	5.000%	12/1/2044	1,130	1,191
	Cuyahoga County OH GO	5.000%	12/1/2045	1,135	1,192
	Cuyahoga County OH GO	5.000%	12/1/2046	1,200	1,253
	Cuyahoga County OH GO	5.250%	12/1/2056	9,460	9,790
	Cuyahoga County OH GO	5.500%	12/1/2061	16,870	17,783
	Cuyahoga County OH GO	5.000%	12/1/2064	4,880	4,907
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	200	201
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	505	505
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2052	1,975	1,978
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2057	1,050	1,050
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2029	405	412
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2031	500	506
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2033	500	504
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2051	1,485	1,309
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/2031	1,000	880
	Dayton OH Water System Water Revenue	4.000%	12/1/2029	265	266
	Dayton OH Water System Water Revenue	4.000%	12/1/2030	200	200
	Dayton OH Water System Water Revenue	4.000%	12/1/2031	280	280
	Dayton OH Water System Water Revenue	4.000%	12/1/2034	970	971
[5]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	6,000	6,253
	Delhi Township OH GO	4.000%	12/1/2029	150	152
	Delhi Township OH GO	4.000%	12/1/2030	160	162
	Delhi Township OH GO	4.000%	12/1/2032	310	311
	Delhi Township OH GO	4.000%	12/1/2033	400	398
	Delhi Township OH GO	4.000%	12/1/2034	815	801
	Delhi Township OH GO	4.000%	12/1/2035	430	411
	Delhi Township OH GO	4.000%	12/1/2036	320	300
	Dublin City School District GO	5.000%	12/1/2043	700	739
	Dublin City School District GO	5.000%	12/1/2044	800	841
	Dublin OH GO	3.000%	12/1/2035	25	23
	Dublin OH GO	3.000%	12/1/2036	290	260
	East Knox Local School District GO	3.000%	11/1/2056	1,045	692
	EHOVE Joint Vocational School District GO	5.000%	12/1/2042	865	891
	EHOVE Joint Vocational School District GO	5.000%	12/1/2044	875	895
	EHOVE Joint Vocational School District GO	5.000%	12/1/2045	1,000	1,021
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	2,000	2,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elyria OH GO	4.000%	12/1/2031	225	225
	Elyria OH GO	4.000%	12/1/2032	280	280
	Elyria OH GO	4.000%	12/1/2033	440	440
	Euclid City School District GO	5.000%	1/15/2041	1,300	1,369
	Euclid City School District GO	5.000%	1/15/2043	1,430	1,496
	Euclid City School District GO	4.750%	1/15/2054	645	623
	Fairborn City School District GO	3.000%	12/1/2055	7,320	4,788
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2028	150	153
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2031	110	112
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2032	125	126
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2034	175	176
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2035	175	176
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2037	290	288
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	1,000	797
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2045	2,000	1,486
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2050	2,640	1,807
	Fairfield County OH GO	2.000%	12/1/2041	800	525
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2045	4,210	3,139
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,365	2,351
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	10,220	10,732
	Franklin City School District GO	3.000%	11/1/2040	400	327
	Franklin City School District GO	3.000%	11/1/2050	1,500	1,040
	Franklin City School District GO	3.000%	11/1/2057	6,180	3,994
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	800	824
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	565	577
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2035	500	506
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,372
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	620	623
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2039	515	515
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	8,560	8,011
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	1,000	1,066
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2039	1,000	1,057
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	1,000	1,051
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2042	4,000	4,182
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	530	564
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	135	142
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	100	105
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	25	23
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	485	466
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,585	2,341
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	1,500	1,526
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/2041	1,500	1,552
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	5,855	5,285
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,780	2,719
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	5,000	4,442
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	1,490	1,502
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	4,235	4,443
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	4,910	4,192
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	6,280	6,472
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	1,100	1,006
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	830	830
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	7,060	7,060
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.150%	9/2/2026	2,325	2,325
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.150%	9/2/2026	9,400	9,400
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.300%	9/3/2026	2,605	2,605
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.300%	9/3/2026	1,500	1,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.300%	9/3/2026	4,590	4,590
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2037	1,155	1,183
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2038	2,500	2,555
[6]	Freddie Mac Pool	3.750%	10/1/2038	4,241	3,917
[6]	Freddie Mac Pool	4.250%	6/1/2041	1,981	1,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Freddie Mac Pool	4.300%	8/1/2042	4,973	4,779
	Fremont City School District GO	5.000%	1/15/2040	200	200
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/2057	3,565	2,354
	Grandview Heights City School District GO	5.000%	12/1/2042	1,000	1,051
	Grandview Heights City School District GO	4.000%	12/1/2051	1,980	1,728
	Grandview Heights City School District GO	3.125%	12/1/2055	245	169
	Grandview Heights City School District GO	4.250%	12/1/2055	1,555	1,404
	Grandview Heights City School District GO	5.000%	12/1/2058	2,390	2,414
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/2029	500	517
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2037	1,085	927
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2041	2,000	1,564
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	4,975	3,766
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2046	7,065	5,153
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2059	3,000	2,824
	Greene County Vocational School District GO	5.000%	12/1/2029	300	314
	Greene County Vocational School District GO	4.000%	12/1/2034	700	703
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,056
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	726
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,000	1,072
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	2,000	2,039
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,035
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	550	577
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2039	3,000	3,150
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,515	1,562
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	1,100	1,133
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,000	1,972
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	600	598
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	1,600	1,672
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,000	1,029
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,000	1,021
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	6,680	5,383
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	3,595	3,064
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,945	2,383
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	2,500	2,376
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	6,255	6,196
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	900	908
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	4,265	4,469
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,150	1,151
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	2,750	2,751
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2042	4,655	4,514
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	870	850
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	3,400	3,323
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2051	2,210	2,094
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2052	5	5
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	15,025	15,025
[2]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.280%	9/3/2026	104	104
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.430%	9/3/2026	290	290
[1,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2027	370	355
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	2,110	2,117
[4]	Hamilton County OH Sales Tax Revenue (Paycor Stadium Important Project)	5.000%	12/1/2034	2,305	2,564
[4]	Hamilton County OH Sales Tax Revenue (Paycor Stadium Important Project)	5.000%	12/1/2037	4,000	4,325
[4]	Hamilton County OH Sales Tax Revenue (Paycor Stadium Important Project)	5.000%	12/1/2039	4,100	4,366
	Hamilton County Southwest Local School District GO	5.000%	1/15/2030	1,295	1,329
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2030	200	205
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2034	400	405
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2036	350	352
[5]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/2040	5,320	5,414
	Hilliard OH Income Tax Revenue	5.000%	12/1/2038	1,655	1,746
	Hilliard OH Income Tax Revenue	5.000%	12/1/2040	1,825	1,904
	Hilliard OH Income Tax Revenue	5.000%	12/1/2041	1,915	1,998
	Hilliard OH Income Tax Revenue	5.000%	12/1/2042	510	531
	Hilliard OH Income Tax Revenue	5.000%	12/1/2058	7,000	7,091
	Hilliard School District GO	5.250%	12/1/2054	2,000	2,063
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2034	1,235	1,243
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2039	1,325	1,281
	Hudson OH City School District GO	4.000%	12/1/2033	420	420
	Indian Hill Exempted Village School District GO	2.000%	12/1/2040	1,250	857
	Indian Hill Exempted Village School District GO	2.125%	12/1/2041	1,265	848
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	720	762
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	5,000	5,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,500	2,623
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	2,000	2,090
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2048	3,000	3,082
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	3,000	3,038
	Kenston Local School District GO	0.000%	12/1/2027	1,100	1,058
	Kent City School District GO	3.000%	12/1/2040	1,000	798
	Kent State University College & University Revenue	5.000%	5/1/2030	175	188
	Kent State University College & University Revenue	5.000%	5/1/2031	175	187
	Kent State University College & University Revenue	5.000%	5/1/2032	150	159
	Kent State University College & University Revenue	5.000%	5/1/2033	250	264
	Kent State University College & University Revenue	5.000%	5/1/2034	315	332
	Kent State University College & University Revenue	5.000%	5/1/2035	350	367
	Kent State University College & University Revenue	5.000%	5/1/2036	400	417
	Kent State University College & University Revenue	5.000%	5/1/2037	225	234
	Kent State University College & University Revenue	5.000%	5/1/2038	300	311
	Kent State University College & University Revenue	5.000%	5/1/2038	1,300	1,391
	Kent State University College & University Revenue	5.000%	5/1/2039	300	310
	Kent State University College & University Revenue	5.000%	5/1/2040	450	463
	Kettering City School District COP	5.000%	12/1/2031	260	270
	Kettering City School District COP	4.000%	12/1/2033	270	273
	Kettering City School District COP	4.000%	12/1/2035	375	377
	Kettering City School District COP	3.375%	12/1/2046	295	238
[1]	Kettering City School District GO	5.250%	12/1/2031	1,000	1,042
	Kings Local School District GO	5.500%	12/1/2062	3,760	3,880
[5]	Lake Development Authority Intergovernmental Agreement Revenue	6.125%	1/1/2046	425	420
	Lake Local School District OH Wood County GO	4.000%	12/1/2058	7,000	5,751
	Lakewood City School District GO	4.000%	11/1/2030	235	238
	Lakewood City School District GO	4.000%	11/1/2031	440	444
	Lakewood City School District GO	4.000%	11/1/2032	245	247
	Lakewood City School District GO	4.000%	11/1/2033	375	377
	Lakewood City School District GO	4.000%	11/1/2034	380	382
[5]	Lancaster Port Authority Local or Guaranteed Housing Revenue (Vivera Fairfield Project)	6.375%	1/1/2046	830	833
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2029	240	249
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2029	285	297
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2030	280	293
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2030	285	299
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,715	10,163
	Lexington Local School District GO	3.000%	10/1/2044	490	379
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/2046	250	188
	Licking Heights Local School District GO	3.500%	10/1/2054	200	152
	Licking Heights Local School District GO	5.500%	10/1/2059	6,565	6,759
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2031	200	205
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2032	260	265
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2033	180	183
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2034	250	234
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2035	380	352
	Logan Elm Local School District GO	4.000%	11/1/2055	975	830
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/2042	480	449
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,430	1,188
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	1,850	1,814
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2028	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2029	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2030	200	198
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2035	800	738
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/2040	100	69
	Medina County OH GO	4.000%	12/1/2029	165	165
	Medina County OH GO	4.000%	12/1/2031	160	160
	Medina County OH GO	3.000%	12/1/2035	270	248
	Medina County OH GO	3.000%	12/1/2037	500	440
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	100	104
	Miami University OH College & University Revenue	5.000%	9/1/2031	640	687
	Miami University OH College & University Revenue	5.000%	9/1/2036	685	729
	Miami Valley Career Technology Center GO	4.000%	12/1/2033	725	730
	Miami Valley Career Technology Center GO	5.000%	12/1/2044	4,550	4,610
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,630	1,445
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	550	492
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	285	239
	Mid-Ohio Water & Sewer District Water Revenue BAN	3.600%	5/26/2027	835	835
[3]	Midview Local School District COP	4.000%	11/1/2028	810	828
[3]	Midview Local School District COP	4.000%	11/1/2029	870	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milford Exempted Village School District GO	4.000%	12/1/2034	300	305
	Milford Exempted Village School District GO	4.000%	12/1/2035	250	253
	Milford Exempted Village School District GO	4.000%	12/1/2036	150	152
	Milford Exempted Village School District GO	4.000%	12/1/2037	250	252
	Milford Exempted Village School District GO	4.000%	12/1/2040	225	221
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,130	1,134
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	230	238
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	518
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,000	2,060
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	175	186
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	300	313
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	1,530	1,270
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	450	433
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,950	1,896
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	387
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,000	958
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	270	278
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	4,060	3,356
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	3,000	2,824
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	140	101
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	4,130	3,576
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,015	849
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	4,525	4,045
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,700	1,153
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,340	1,987
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,060	4,291
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2049	1,100	1,093
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	4,850	4,720
	Muskingum County OH GO	4.000%	12/1/2049	1,755	1,595
	Muskingum County OH GO	4.000%	12/1/2060	2,000	1,702
	New Albany Plain Local School District GO	5.250%	12/1/2059	2,000	2,077
	North Olmsted City School District GO	4.125%	10/15/2053	2,000	1,822
	North Ridgeville City School District GO	5.500%	12/1/2057	1,060	1,075
	North Ridgeville City School District GO	4.500%	12/1/2061	720	660
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	100	100
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	230	240
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2030	150	157
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2035	750	735
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2037	1,100	1,151
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/2040	1,990	1,573
[3]	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2042	1,310	1,160
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2045	900	775
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2040	205	166
	Oakwood City School District GO	5.000%	12/1/2039	200	209
	Oakwood City School District GO	5.000%	12/1/2040	500	521
	Oakwood City School District GO	5.000%	12/1/2042	655	681
	Oakwood City School District GO	5.000%	12/1/2044	375	388
	Oakwood City School District GO	5.000%	12/1/2045	455	470
	Oakwood City School District GO	5.000%	12/1/2046	815	837
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	645	628
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.350%	6/30/2040	1,500	1,438
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	12,600	12,638
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	1,730	1,717
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	1,715	1,710
	Ohio Appropriations Revenue	5.000%	12/15/2026	1,035	1,042
	Ohio Auto Parking Revenue	3.125%	11/15/2034	435	415
	Ohio Auto Parking Revenue	3.375%	11/15/2039	2,020	1,796
	Ohio GO	5.000%	5/1/2031	3,000	3,277
	Ohio GO	5.000%	5/1/2036	1,255	1,270
	Ohio GO	5.000%	3/1/2038	4,510	4,980
	Ohio GO	5.000%	3/1/2039	500	526
	Ohio GO	5.000%	11/1/2040	1,570	1,679
	Ohio GO	5.000%	3/1/2042	1,485	1,570
	Ohio GO	5.000%	5/1/2042	5,725	6,059
	Ohio GO	5.000%	3/1/2043	3,000	3,167
	Ohio GO	5.000%	3/1/2044	10,000	10,587
	Ohio GO	5.000%	5/1/2044	10,210	10,765
	Ohio GO	5.000%	6/15/2044	1,720	1,824
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	125	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	3,000	3,151
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	100	105
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	3,000	3,272
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,260
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	500	529
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2037	1,000	1,024
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,670	1,575
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	2,740	2,541
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	2,395	2,261
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,172
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	881
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	850	651
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	1,500	1,180
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/2046	3,000	2,502
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	1,345	1,208
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2046	1,060	797
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/2049	8,000	4,805
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	15,445	12,837
[3]	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,740	1,503
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.950%	9/1/2026	6,010	6,010
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.150%	9/2/2026	700	700
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/2/2026	1,300	1,300
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.420%	9/2/2026	200	200
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/2029	65	67
	Ohio Higher Educational Facility Commission Auto Parking Revenue (University Circle Inc. Project)	5.000%	1/15/2050	1,500	1,506
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2027	105	106
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/2031	2,040	2,046
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2035	150	151
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2041	1,020	1,076
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2042	450	452
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	1,500	1,345
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2046	1,210	1,249
	Ohio Higher Educational Facility Commission College & University Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/2052	1,975	1,985
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/2037	2,605	2,657
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/2052	1,250	1,237
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2038	1,225	1,244
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2036	720	645
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2037	720	631
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2038	300	294
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2039	300	291
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	4,250	2,924
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2048	1,000	1,016
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	2,000	2,010
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/2041	1,400	1,470
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/2042	1,100	1,106
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	1,940	1,527
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	7,300	5,488
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	1,000	801
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/2044	1,300	1,131
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/2036	3,500	3,715
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2030	300	304
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2031	550	557
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2032	275	278
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2026	475	476
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2028	1,140	1,182
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2029	1,015	1,064
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2030	740	770
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2031	200	207
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/2049	2,180	1,795
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2046	2,375	1,936
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	2,875	2,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2039	4,890	4,605
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2044	1,980	1,773
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	2,905	2,784
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	2,890	2,629
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/2028	200	207
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2033	130	136
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2034	875	914
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2035	800	831
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2036	250	249
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	250	217
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2038	925	899
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2040	400	321
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2042	640	492
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/2052	2,125	1,748
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2037	595	558
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2038	170	157
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2039	1,005	912
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2040	600	536
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	935	936
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2045	790	771
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	8,695	8,312
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	975	982
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,015	1,029
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,055	1,074
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	1,000	1,020
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	375	382
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	420	420
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2039	1,555	1,604
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,000	954
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,310	1,295
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,325	1,290
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	350	303
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	250	250
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2050	3,600	3,348
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2052	2,500	2,418
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	10,400	10,400
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.150%	9/2/2026	1,700	1,700
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,082	1,982
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	1,990	1,930
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/2046	5,740	4,176
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/2049	1,350	1,539
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/2049	1,000	1,177
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	520	516
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/2051	1,575	1,023
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,170	2,142
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	8,340	8,596
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/2054	5,030	5,267
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2054	1,685	1,630
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	890	960
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,730	2,931
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,290	3,552
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,750	2,975
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	1,835	1,757
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	2,710	2,944
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	1,760	1,943
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	2,805	3,123
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ashford at Central Park Projects)	6.250%	1/1/2046	1,350	1,363
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	2,285	2,288
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks Fairborn Projects)	6.125%	1/1/2046	640	644
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	430	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Walnut Creek Program)	6.375%	1/1/2046	790	788
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/2037	5,060	4,071
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/2047	320	320
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/2048	1,090	1,090
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,150	2,130
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,810	2,025
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	315	319
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,890	1,894
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	1,000	1,002
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	740	741
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	140	139
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	330	327
[2,5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.300%	9/1/2026	11,390	11,390
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/2028	160	167
	Ohio Lease (Appropriation) Revenue (Parks & Recreation Improvement Fund Projects) VRDO	2.150%	9/2/2026	150	150
	Ohio Miscellaneous Revenue	5.000%	12/15/2036	1,700	1,865
	Ohio Miscellaneous Revenue	5.000%	12/15/2037	1,475	1,601
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2038	5,585	5,808
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	4,000	4,127
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2041	750	777
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	10/1/2043	5,000	5,235
	Ohio Special Obligation Revenue VRDO	2.270%	9/2/2026	250	250
	Ohio State University College & University Revenue	4.000%	12/1/2039	2,230	2,200
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	5,000	5,596
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	13,145	13,783
[8]	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.000%	12/1/2048	15,000	13,490
	Ohio State University College & University Revenue VRDO	2.150%	9/2/2026	2,350	2,350
	Ohio State University College & University Revenue VRDO	2.270%	9/2/2026	100	100
	Ohio State University College & University Revenue VRDO	2.350%	9/2/2026	1,425	1,425
	Ohio State University College & University Revenue VRDO	2.400%	9/2/2026	615	615
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2028	125	129
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	500	549
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	1,825	1,270
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	7,975	5,254
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	9,615	5,988
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2038	430	460
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	3,355	3,563
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	3,155	1,742
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	1,500	708
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	5,000	5,074
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	9,500	8,661
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	2,000	2,048
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	3,905	3,952
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/2037	1,210	1,202
	Ohio University College & University Revenue	5.250%	12/1/2054	5,345	5,453
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	135	146
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	1,125	1,174
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2039	5,025	5,208
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	1,000	1,027
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	2,000	2,094
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2037	125	126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	5,000	5,239
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	2,705	2,804
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	6,980	7,384
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	1,980	2,101
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2043	3,000	3,164
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5,280	5,548
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	2,000	2,070
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	2.900%	9/1/2026	200	200
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2026	475	478
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2035	1,000	1,071
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2036	450	479
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	3,000	3,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5,000	5,307
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	2,000	2,136
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	12,400	13,196
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	2,775	2,943
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,125	2,233
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,725	2,878
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	1,920	2,044
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	2,000	2,122
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2046	2,000	2,118
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	3,000	3,195
	Olentangy Local School District GO	4.000%	12/1/2034	475	478
	Olentangy Local School District GO	5.000%	12/1/2044	5,395	5,687
	Oxford OH Miami University College & University Revenue	5.000%	9/1/2045	1,745	1,833
	Oxford OH Miami University College & University Revenue	5.250%	9/1/2047	1,575	1,665
	Oxford OH Miami University College & University Revenue	5.250%	9/1/2048	3,000	3,153
	Oxford OH Miami University College & University Revenue	5.250%	9/1/2049	3,620	3,790
[3]	Perry Lake County Local School District COP	3.000%	12/1/2034	675	625
[3]	Perry Lake County Local School District COP	3.000%	12/1/2036	1,205	1,075
[3]	Perry Lake County Local School District COP	3.000%	12/1/2038	1,215	1,039
	Pickerington Local School District GO	4.000%	12/1/2038	1,000	1,001
	Pickerington Local School District GO	4.000%	12/1/2039	1,000	985
	Pickerington Local School District GO	5.250%	12/1/2059	2,000	2,040
[1]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2055	2,860	2,829
[1]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,400	2,360
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	2,220	2,200
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2058	1,150	1,174
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,000	3,961
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,265	4,196
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2063	1,600	1,631
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue	5.000%	11/1/2051	2,000	1,902
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/2044	1,500	1,508
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/2055	1,500	1,467
[2,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	2,500	2,500
	Reynoldsburg OH GO	3.550%	12/1/2042	640	559
	Reynoldsburg OH GO	3.600%	12/1/2048	670	545
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	220	230
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,009
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/2037	900	937
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/2047	1,000	894
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/2051	900	790
	Rossford Exempted Village School District GO	4.000%	12/1/2053	2,180	1,849
	Shaker Heights City School District GO	5.250%	12/15/2054	3,275	3,350
	Shaker Heights City School District GO	5.250%	12/15/2059	7,695	7,863
	Shaker Heights City School District GO	5.500%	11/1/2062	2,000	2,101
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2029	1,400	1,440
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2039	550	540
[1,4]	Shawnee State University College & University Revenue	5.250%	6/1/2051	1,000	1,019
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2036	350	351
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2037	350	348
	Southwest Licking Local School District GO	4.000%	11/1/2034	500	501
	Southwest Licking Local School District GO	3.375%	11/1/2047	120	95
	South-Western City School District GO	3.000%	12/1/2033	30	29
[3]	Springboro Community City School District GO	0.000%	12/1/2048	1,000	346
[3]	Springboro Community City School District GO	0.000%	12/1/2049	915	299
[3]	Springboro Community City School District GO	5.250%	12/1/2061	2,000	2,045
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	2,000	2,011
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	4,160	4,333
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,690	2,829
[3]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	5,680	5,758
[3]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	5,275	4,932
	Summit County Green Local School District GO	5.000%	11/1/2052	2,500	2,509
	Toledo City School District GO	5.000%	12/1/2054	3,000	3,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	3,000	3,029
	Toledo OH Water System Water Revenue	5.000%	11/15/2037	5,040	5,260
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2034	950	935
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2039	950	898
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/2053	1,000	1,019
	Troy OH City School District GO	5.000%	12/1/2043	500	520
	Troy OH City School District GO	5.000%	12/1/2044	550	570
	Troy OH City School District GO	5.000%	12/1/2054	2,000	2,016
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2029	365	373
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2030	375	382
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2031	480	487
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2032	400	404
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2033	435	438
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2034	315	290
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2035	450	405
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2036	850	747
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	1,395	983
	Union County OH GO	5.000%	12/1/2027	215	219
	Union County OH GO	5.000%	12/1/2037	950	958
	Union County OH GO	5.000%	12/1/2038	615	620
	University of Akron College & University Revenue	5.000%	1/1/2030	510	537
	University of Akron College & University Revenue, ETM	5.000%	1/1/2030	20	21
	University of California College & University Revenue	5.000%	6/1/2046	1,965	2,037
	University of California College & University Revenue	5.250%	6/1/2049	1,835	1,904
	University of California College & University Revenue	5.250%	6/1/2056	4,000	4,101
	University of Cincinnati College & University Revenue	3.500%	6/1/2032	1,230	1,224
	University of Cincinnati College & University Revenue	5.000%	6/1/2036	180	185
	University of Cincinnati College & University Revenue	3.000%	6/1/2039	1,530	1,304
	University of Cincinnati College & University Revenue	5.000%	6/1/2039	1,070	1,141
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,180	1,241
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	760	802
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	845	888
	University of Cincinnati College & University Revenue	5.250%	6/1/2049	4,500	4,669
	University of Cincinnati College & University Revenue	5.250%	6/1/2054	10,100	10,378
	University of Toledo College & University Revenue	5.000%	6/1/2027	100	102
	University of Toledo College & University Revenue	5.000%	6/1/2029	1,250	1,269
[5]	University of Toledo College & University Revenue TOB VRDO	3.200%	9/1/2026	790	790
[5]	University of Toledo College & University Revenue TOB VRDO	3.200%	9/1/2026	13,700	13,700
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2033	175	179
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2034	150	152
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2036	320	321
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/2055	3,000	3,025
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	858
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	570	596
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	625	651
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	997
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	987
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,695	1,499
[3]	Warrensville Heights City School District GO	5.000%	12/1/2034	115	115
	West Carrollton City School District GO	3.000%	12/1/2039	1,125	937
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,220	1,192
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	1,445	1,387
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/2036	475	483
	Westfall Local School District GO	4.000%	12/1/2033	200	205
	Westfall Local School District GO	4.000%	12/1/2036	250	253
	Westfall Local School District GO	2.375%	12/1/2050	425	253
	Wickliffe City School District GO	3.000%	12/1/2039	400	333
	Wickliffe City School District GO	3.000%	12/1/2040	215	175
	Wickliffe City School District GO	4.000%	12/1/2050	3,080	2,646
	Winton Woods City School District GO	0.000%	11/1/2029	885	794
	Winton Woods City School District GO	0.000%	11/1/2030	1,005	864
	Winton Woods City School District GO	0.000%	11/1/2031	1,020	841
	Winton Woods City School District GO	0.000%	11/1/2032	1,140	895
	Worthington City School District GO	5.000%	12/1/2041	2,000	2,091
	Worthington City School District GO	5.000%	12/1/2043	1,370	1,426
	Worthington City School District GO	3.750%	12/1/2048	1,425	1,193
	Worthington City School District GO	5.500%	12/1/2054	11,000	11,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wright State University College & University Revenue	5.000%	5/1/2028	570	589
[3]	Wright State University College & University Revenue	5.000%	5/1/2029	595	625
[3]	Wright State University College & University Revenue	5.000%	5/1/2030	240	256
	Wynford Local School District GO	3.750%	11/1/2054	325	260
	Wyoming City School District GO	5.000%	12/1/2061	10,325	10,402
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/2060	1,000	1,029
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2030	250	259
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2031	1,160	1,198
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2032	1,250	1,281
					1,526,760
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	97
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	105
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,150	1,057
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	140	145
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	381
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	375	381
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	25	25
					2,094
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,623	1,650
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,421	2,543
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	1,513	1,632
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	417	305
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	851	847
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	5,743	5,656
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	200	186
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	520	550
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,350	1,431
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	780	832
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	290	300
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	35	36
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	250	235
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	250	243
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	415	378
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	676	576
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	231	183
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,523	1,489
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	92	90
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,000	943
					20,364
Total Tax-Exempt Municipal Bonds (Cost $1,616,710)					1,549,315

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	2,061	1,468
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	794	576
Total Taxable Municipal Bonds (Cost $1,763)				2,044
Total Investments (100.1%) (Cost $1,618,473)				1,551,359
Other Assets and Liabilities—Net (-0.1%)				(2,175)
Net Assets (100%)				1,549,184
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $49,608, representing 3.2% of net assets.

6
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Securities with a value of $137 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2026	80	8,456	(52)
10-Year U.S. Treasury Note	December 2026	28	3,014	(25)
Ultra 10-Year U.S. Treasury Note	December 2026	32	3,502	(16)
				(93)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/10/2026	JPMC	1,500	Buy	10-Year MMD AAA General Obligation Scale	3.190%	(29)	—	(29)
9/25/2026	JPMC	645	Buy	10-Year MMD AAA General Obligation Scale	3.360%	(5)	—	(5)
9/28/2026	JPMC	325	Buy	10-Year MMD AAA General Obligation Scale	3.400%	(1)	—	(1)
9/28/2026	RBC	65	Buy	10-Year MMD AAA General Obligation Scale	3.500%	—	—	—
9/30/2026	JPMC	130	Buy	10-Year MMD AAA General Obligation Scale	3.450%	—	—	—
						(35)	—	(35)

JPMC—JPMorgan Chase Bank, N.A.
RBC—Royal Bank of Canada.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,549,315	—	1,549,315
Taxable Municipal Bonds	—	2,044	—	2,044
Total	—	1,551,359	—	1,551,359

Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	(93)	—	—	(93)
Swap Contracts	—	(35)	—	(35)
Total	(93)	(35)	—	(128)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.